Deconsolidation - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	0 Months Ended
May 01, 2013
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceed from divestiture of business	$ 4.6
WuXi PRA
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Equity interest by non-controlling owners in WXCR	49.00%
Investment loss by picking up 51% of WuXiPRA	$ 1.6